Income Taxes	9 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
Income Taxes

Note 7 Income Taxes

As a Bermuda exempted company, the Company is exempt from income tax filing requirements in Bermuda. Prior to 1999 the Company operated in the U.S. as a branch of a foreign corporation. Currently, the Company is represented in Canada by a Director who provides Corporate Services.

The tax effect (computed by applying the Canadian federal and provincial statutory rate) of the significant temporary differences, which comprise future tax assets and liabilities, are as follows:

	2011 $	2010 $	2009 $

Canadian statutory income tax rate	26.50%	28.50%	30.00%

Income tax recovery at statutory rate	167,000	177,000	155,000

Tax effect of:
	–	–
Foreign income tax other than Canadian statutory rate	(167,000)	(157,000)	(141,000)

Change in valuation allowance	-	(20,000)	(14,000)

Income tax provision	–	–	–

The significant components of future income tax assets and liabilities are as follows:

		2011 $	2010 $

Future income tax assets

Non-capital losses carried forward		116,000	116,000
Valuation allowance		(116,000)	(116,000)

Net future income tax asset	--	–	–

The Company has estimated accumulated non-capital losses of $452,000 which may be carried forward to reduce taxable income in future years. As at September 30, 2012, the Company is in arrears on filing its statutory corporate income tax returns and the amounts presented above are based on estimates. The actual losses available could differ from these estimates.